Business Segments (Details) - USD ($) $ in Millions		3 Months Ended													12 Months Ended
		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Reportable Segment Information
Revenue from Contracts with Customers															$ 16,195.7		$ 15,424.9		$ 16,380.1
Sales to AEP Affiliates															0.0		0.0		0.0
Total Revenues		$ 3,801.1		$ 4,333.1		$ 4,013.2		$ 4,048.3		$ 3,810.4		$ 4,104.7	$ 3,576.5	$ 3,933.3	16,195.7		15,424.9		16,380.1
Asset Impairments and Other Related Charges															70.6		87.1		2,267.8
Utilities Operating Expense, Depreciation and Amortization															2,286.6		1,997.2		1,962.3
Interest and Investment Income															11.6		16.0		16.3
Carrying Costs Income															6.6		18.6		16.2
Allowance for Equity Funds Used During Construction															132.5		93.7		113.2
Interest Expense															984.4		895.0		877.2
Income Tax Expense (Benefit)															115.3		969.7		(73.7)
Income from Continuing Operations															1,931.3		1,928.9		620.5
Income (Loss) from Discontinued Operations, Net of Tax															0.0		0.0		(2.5)
NET INCOME (LOSS)		364.8		579.7		530.1		456.7		401.8		556.7	376.2	594.2	1,931.3		1,928.9		618.0
Gross Property Additions															6,325.5		5,698.1		4,889.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		73,085.2								67,428.5					73,085.2		67,428.5
Accumulated Depreciation and Amortization		17,986.1								17,167.0					17,986.1		17,167.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		55,099.1								50,261.5					55,099.1		50,261.5
Total Assets		68,802.8								64,729.1					68,802.8		64,729.1		63,467.7
Investments in Equity Method Investees		846.2								812.3					846.2		812.3
Long-term Debt Due Within One Year		1,698.5								1,753.7					1,698.5		1,753.7
Long-term Debt - Affiliated		0.0								0.0					0.0		0.0
Long-term Debt		21,648.2								19,419.6					21,648.2		19,419.6
Total Long-term Debt Outstanding		23,346.7								21,173.3					23,346.7		21,173.3
AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers															832.0
Sales to AEP Affiliates															598.9		568.1	[1]	367.5
Total Revenues		189.9	[2]	194.4	[2]	200.1	[2]	191.7	[2]	159.2		165.6	229.4	152.7	776.1		706.9	[1]	478.0
Utilities Operating Expense, Depreciation and Amortization															133.9		95.7	[1],[3]	65.9
Interest Income															2.5		1.2	[1]	0.4
Allowance for Equity Funds Used During Construction															70.6		49.0	[1],[4]	52.3
Interest Expense															83.2		70.2	[1]	46.0
Income Tax Expense (Benefit)															84.1		142.2	[1],[5]	94.1
NET INCOME (LOSS)		71.7	[2]	$ 78.1	[2]	$ 82.0	[2]	$ 84.1	[2]	47.7		$ 58.6	$ 107.4	$ 57.0	315.9		270.7	[1],[5]	192.7
Gross Property Additions															1,570.8		1,522.5	[1]	1,166.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		8,268.1								6,770.5	[1]				8,268.1		6,770.5	[1]
Accumulated Depreciation and Amortization		271.9								152.6	[1]				271.9		152.6	[1]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		7,996.2								6,617.9	[1],[6]				7,996.2		6,617.9	[1],[6]
Notes Receivable, Related Parties		0.0								0.0	[1]				0.0		0.0	[1]
Total Assets		8,394.1								7,082.1	[1]				8,394.1		7,082.1	[1]	5,349.8
Long-term Debt Due Within One Year		85.0								50.0					85.0		50.0
Long-term Debt		2,738.0								2,500.4					2,738.0		2,500.4
Total Long-term Debt Outstanding		2,823.0								2,550.4	[1]				2,823.0		2,550.4	[1]
Vertically Integrated Utilities [Member]
Reportable Segment Information
Revenue from Contracts with Customers															9,556.7		9,095.1		9,012.4
Transmission and Distribution Utilities Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers															4,552.3		4,328.9		4,328.3
Transmission [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers															177.0		138.0	[1]	110.4
Generation and Marketing Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers															1,818.1		1,771.4		2,858.7
Other Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers															268.6		229.5		180.7
Total Revenues	[7]														123.0
Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers															0.2		0.8	[1]	0.1
Total Revenues	[8]														0.0
Reconciling Adjustments [Member]
Reportable Segment Information
Revenue from Contracts with Customers															0.0		0.0		0.0
Sales to AEP Affiliates															(942.4)		(949.0)		(738.1)
Total Revenues															(942.4)		(949.0)		(738.1)
Asset Impairments and Other Related Charges															0.0		0.0		0.0
Utilities Operating Expense, Depreciation and Amortization	[9]														57.1		60.5		16.7
Interest and Investment Income															(50.9)		(33.3)		(16.9)
Carrying Costs Income															0.0		0.0		(14.0)
Interest Expense	[9]														(59.7)		(44.3)		(28.4)
Income Tax Expense (Benefit)															0.0		0.0		0.0
Income from Continuing Operations																			0.0
Income (Loss) from Discontinued Operations, Net of Tax																			0.0
NET INCOME (LOSS)															0.0		0.0		0.0
Gross Property Additions															(39.2)		(90.4)		(18.1)
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	[9]	(354.6)								(366.4)					(354.6)		(366.4)
Accumulated Depreciation and Amortization	[9]	(186.5)								(186.9)					(186.5)		(186.9)
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	[9]	(168.1)								(179.5)					(168.1)		(179.5)
Total Assets	[9],[10]	(2,714.8)								(3,022.0)					(2,714.8)		(3,022.0)		(2,417.3)
Investments in Equity Method Investees		0.0								0.0					0.0		0.0
Long-term Debt Due Within One Year		0.0								0.0					0.0		0.0
Long-term Debt - Affiliated		(82.2)								(82.2)					(82.2)		(82.2)
Long-term Debt		0.0								0.0					0.0		0.0
Total Long-term Debt Outstanding		(82.2)								(82.2)					(82.2)		(82.2)
Reconciling Adjustments [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers															0.0		0.0		0.0
Sales to AEP Affiliates															0.0		0.0		0.0
Total Revenues															0.0		0.0		0.0
Utilities Operating Expense, Depreciation and Amortization															0.0		0.0		0.0
Interest Income	[11]														(103.4)		(82.4)		(57.5)
Allowance for Equity Funds Used During Construction															0.0		0.0		0.0
Interest Expense	[11]														(103.4)		(82.4)		(57.5)
Income Tax Expense (Benefit)															0.0		0.0		0.0
NET INCOME (LOSS)															0.0		0.0		0.0
Gross Property Additions															0.0		0.0		0.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		0.0								0.0					0.0		0.0
Accumulated Depreciation and Amortization		0.0								0.0					0.0		0.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		0.0								0.0					0.0		0.0
Notes Receivable, Related Parties	[12]	(2,823.0)								(2,550.4)					(2,823.0)		(2,550.4)
Total Assets	[13]	(2,869.8)								(2,594.9)					(2,869.8)		(2,594.9)		(1,975.4)
Total Long-term Debt Outstanding	[12]	(2,850.0)								(2,575.0)					(2,850.0)		(2,575.0)
Reconciling Adjustments [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues	[7]														0.0
Vertically Integrated Utilities [Member]
Reportable Segment Information
Sales to AEP Affiliates															88.8		96.9		79.5
Total Revenues															9,645.5		9,192.0		9,091.9
Asset Impairments and Other Related Charges															3.4		33.6		10.5
Utilities Operating Expense, Depreciation and Amortization															1,316.2		1,142.5		1,073.8
Interest and Investment Income															11.7		6.8		4.8
Carrying Costs Income															5.3		15.2		10.5
Interest Expense															567.8		540.0		522.1
Income Tax Expense (Benefit)															5.7		425.6		397.3
Income from Continuing Operations																			984.0
Income (Loss) from Discontinued Operations, Net of Tax																			0.0
NET INCOME (LOSS)															995.5		803.3		984.0
Gross Property Additions															2,282.2		2,343.2		2,237.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		45,365.1								43,294.4					45,365.1		43,294.4
Accumulated Depreciation and Amortization		13,822.5								13,153.4					13,822.5		13,153.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		31,542.6								30,141.0					31,542.6		30,141.0
Total Assets		38,874.3								37,579.7					38,874.3		37,579.7		37,428.3
Investments in Equity Method Investees		39.6								37.1					39.6		37.1
Long-term Debt Due Within One Year		1,066.3								1,038.1					1,066.3		1,038.1
Long-term Debt - Affiliated		50.0								50.0					50.0		50.0
Long-term Debt		11,442.7								10,801.4					11,442.7		10,801.4
Total Long-term Debt Outstanding		12,559.0								11,889.5					12,559.0		11,889.5
Vertically Integrated Utilities [Member] | Vertically Integrated Utilities [Member]
Reportable Segment Information
Revenue from Contracts with Customers															9,556.7		9,095.1		9,012.4
Vertically Integrated Utilities [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues	[7]														(10.5)
Transmission and Distribution Companies [Member]
Reportable Segment Information
Sales to AEP Affiliates															100.8		90.4		94.1
Total Revenues															4,653.1		4,419.3		4,422.4
Asset Impairments and Other Related Charges															0.0		0.0		0.0
Utilities Operating Expense, Depreciation and Amortization															734.1		667.5		649.9
Interest and Investment Income															4.2		7.7		14.8
Carrying Costs Income															1.7		3.6		20.0
Interest Expense															248.1		244.1		256.9
Income Tax Expense (Benefit)															42.4		127.2		205.1
Income from Continuing Operations																			482.1
Income (Loss) from Discontinued Operations, Net of Tax																			0.0
NET INCOME (LOSS)															527.4		636.4		482.1
Gross Property Additions															2,162.4		1,558.4		1,058.3
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		18,126.7								16,371.2					18,126.7		16,371.2
Accumulated Depreciation and Amortization		3,833.7								3,768.3					3,833.7		3,768.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		14,293.0								12,602.9					14,293.0		12,602.9
Total Assets		17,083.4								16,060.7					17,083.4		16,060.7		14,802.4
Investments in Equity Method Investees		2.9								1.5					2.9		1.5
Long-term Debt Due Within One Year		549.1								663.1					549.1		663.1
Long-term Debt - Affiliated		0.0								0.0					0.0		0.0
Long-term Debt		5,048.8								4,705.4					5,048.8		4,705.4
Total Long-term Debt Outstanding		5,597.9								5,368.5					5,597.9		5,368.5
Transmission and Distribution Companies [Member] | Transmission and Distribution Utilities Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers															4,552.3		4,328.9		4,328.3
Transmission and Distribution Companies [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues	[7]														102.3
AEP Transmission Holdco
Reportable Segment Information
Sales to AEP Affiliates															555.5		588.3		366.9
Total Revenues															804.1		766.7		512.8
Asset Impairments and Other Related Charges															0.0		0.0		0.0
Utilities Operating Expense, Depreciation and Amortization															137.8		102.2		67.1
Interest and Investment Income															2.5		1.2		0.4
Carrying Costs Income															(0.4)		(0.2)		(0.3)
Interest Expense															90.7		72.8		50.3
Income Tax Expense (Benefit)															95.3		189.8		134.1
Income from Continuing Operations																			269.3
Income (Loss) from Discontinued Operations, Net of Tax																			0.0
NET INCOME (LOSS)															373.0		355.6		269.3
Gross Property Additions															1,614.1		1,542.8		1,265.8
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		8,659.5								7,110.2					8,659.5		7,110.2
Accumulated Depreciation and Amortization		282.8								176.6					282.8		176.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		8,376.7								6,933.6					8,376.7		6,933.6
Total Assets		9,543.7								8,141.8					9,543.7		8,141.8		6,384.8
Investments in Equity Method Investees		750.9								742.9					750.9		742.9
Long-term Debt Due Within One Year		85.0								50.0					85.0		50.0
Long-term Debt - Affiliated		0.0								0.0					0.0		0.0
Long-term Debt		2,888.6								2,631.3					2,888.6		2,631.3
Total Long-term Debt Outstanding		2,973.6								2,681.3					2,973.6		2,681.3
AEP Transmission Holdco | Transmission [Member]
Reportable Segment Information
Revenue from Contracts with Customers															248.6		178.4		145.9
Generation and Marketing [Member]
Reportable Segment Information
Sales to AEP Affiliates															122.2		103.7		127.3
Total Revenues															1,940.3		1,875.1		2,986.0
Asset Impairments and Other Related Charges															47.7		53.5		2,257.3
Utilities Operating Expense, Depreciation and Amortization															41.0		24.2		154.6
Interest and Investment Income															13.1		10.3		1.4
Carrying Costs Income															0.0		0.0		0.0
Interest Expense															14.9		18.5		35.8
Income Tax Expense (Benefit)															(49.2)		189.7		(666.5)
Income from Continuing Operations																			(1,198.0)
Income (Loss) from Discontinued Operations, Net of Tax																			0.0
NET INCOME (LOSS)															134.7		166.0		(1,198.0)
Gross Property Additions															289.7		328.5		336.2
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		893.3								644.6					893.3		644.6
Accumulated Depreciation and Amortization		47.0								75.0					47.0		75.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		846.3								569.6					846.3		569.6
Total Assets		1,979.7								2,009.8					1,979.7		2,009.8		3,386.1
Investments in Equity Method Investees		26.7								16.6					26.7		16.6
Long-term Debt Due Within One Year		0.1								0.0					0.1		0.0
Long-term Debt - Affiliated		32.2								32.2					32.2		32.2
Long-term Debt		(0.3)								(0.3)					(0.3)		(0.3)
Total Long-term Debt Outstanding		32.0								31.9					32.0		31.9
Generation and Marketing [Member] | Generation and Marketing Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers															1,818.1		1,771.4		2,858.7
Generation and Marketing [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues	[7]														22.3
All Other [Member]
Reportable Segment Information
Sales to AEP Affiliates	[14]														75.1		69.7		70.3
Total Revenues	[14]														95.1		120.8		105.1
Asset Impairments and Other Related Charges	[14]														19.5		0.0		0.0
Utilities Operating Expense, Depreciation and Amortization	[14]														0.4		0.3		0.2
Interest and Investment Income	[14]														31.0		23.3		11.8
Carrying Costs Income	[14]														0.0		0.0		0.0
Interest Expense	[14]														122.6		63.9		40.5
Income Tax Expense (Benefit)	[14]														21.1		37.4		(143.7)
Income from Continuing Operations																			83.1
Income (Loss) from Discontinued Operations, Net of Tax	[14]																		(2.5)
NET INCOME (LOSS)	[14]														(99.3)		(32.4)		80.6
Gross Property Additions	[14]														16.3		15.6		9.8
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	[14]	395.2								374.5					395.2		374.5
Accumulated Depreciation and Amortization	[14]	186.6								180.6					186.6		180.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	[14]	208.6								193.9					208.6		193.9
Total Assets	[14],[15]	4,036.5								3,959.1					4,036.5		3,959.1		3,883.4
Investments in Equity Method Investees	[14]	26.1								14.2					26.1		14.2
Long-term Debt Due Within One Year	[14]	(2.0)	[16]							2.5					(2.0)	[16]	2.5
Long-term Debt - Affiliated	[14]	0.0								0.0					0.0		0.0
Long-term Debt	[14]	2,268.4	[16]							1,281.8					2,268.4	[16]	1,281.8
Total Long-term Debt Outstanding	[14]	2,266.4								1,284.3					2,266.4		1,284.3
All Other [Member] | Other Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers	[14]														20.0		51.1		34.8
Total Revenues	[7]														8.9
State Transcos [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Sales to AEP Affiliates															598.9		568.1	[1]	367.5
Total Revenues															776.1		706.9	[1]	478.0
Utilities Operating Expense, Depreciation and Amortization															133.9		95.7	[1]	65.9
Interest Income															1.3		0.7	[1]	0.1
Allowance for Equity Funds Used During Construction															70.6		49.0	[1]	52.3
Interest Expense															83.2		70.2	[1]	45.6
Income Tax Expense (Benefit)															83.9		142.0	[1]	94.4
NET INCOME (LOSS)															314.9		270.4	[1]	193.3
Gross Property Additions															1,570.8		1,522.5	[1]	1,166.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		8,268.1								6,770.5	[1]				8,268.1		6,770.5	[1]
Accumulated Depreciation and Amortization		271.9								152.6	[1]				271.9		152.6	[1]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		7,996.2								6,617.9	[1]				7,996.2		6,617.9	[1]
Notes Receivable, Related Parties		0.0								0.0	[1]				0.0		0.0	[1]
Total Assets		8,406.8								7,086.9	[1]				8,406.8		7,086.9	[1]	5,337.5
Total Long-term Debt Outstanding		2,850.0								2,575.0	[1]				2,850.0		2,575.0	[1]
State Transcos [Member] | Transmission [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers															177.0		138.0	[1]	110.4
State Transcos [Member] | Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers															0.2		0.8	[1]	0.1
AEPTCo Parent [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Sales to AEP Affiliates															0.0		0.0		0.0
Total Revenues															0.0		0.0		0.0
Utilities Operating Expense, Depreciation and Amortization															0.0		0.0		0.0
Interest Income															104.6		82.9		57.8
Allowance for Equity Funds Used During Construction															0.0		0.0		0.0
Interest Expense															103.4		82.4		57.9
Income Tax Expense (Benefit)															0.2		0.2		(0.3)
NET INCOME (LOSS)	[17]														1.0		0.3		(0.6)
Gross Property Additions															0.0		0.0		0.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)		0.0								0.0					0.0		0.0
Accumulated Depreciation and Amortization		0.0								0.0					0.0		0.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		0.0								0.0					0.0		0.0
Notes Receivable, Related Parties		2,823.0								2,550.4					2,823.0		2,550.4
Total Assets	[18]	2,857.1								2,590.1					2,857.1		2,590.1		1,987.7
Total Long-term Debt Outstanding		$ 2,823.0								$ 2,550.4					2,823.0		2,550.4
AEPTCo Parent [Member] | Transmission [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers															0.0		0.0		0.0
AEPTCo Parent [Member] | Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers															$ 0.0		$ 0.0		$ 0.0

[1]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[2]	The amounts presented for the Quarterly Periods Ended March 31, 2018 and June 30, 2018 reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously issued Financial Statement” section of Note 1.
[3]	(a)Reflects the revisions made to AEPTCo’s previously issued financial statements. For additional details on the revisions to AEPTCo’s financial statements, see “Revisions to Previously Issued Financial Statements” below.
[4]	The amount presented reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[5]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[6]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[7]	Amounts include affiliated and nonaffiliated revenues.
[8]	Amounts include affiliated and nonaffiliated revenues.
[9]	Includes eliminations due to an intercompany capital lease.
[10]	Reconciling Adjustments for Total Assets primarily include elimination of intercompany advances to affiliates and intercompany accounts receivable
[11]	Elimination of intercompany interest income/interest expense on affiliated debt arrangement.
[12]	Elimination of intercompany debt.
[13]	Primarily relates to elimination of Notes Receivable from the State Transcos.
[14]	Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and other nonallocated costs.
[15]	Includes elimination of AEP Parent’s investments in wholly-owned subsidiary companies.
[16]	Amounts reflect the impact of fair value hedge accounting. See “Accounting for Fair Value Hedging Strategies” section of Note 10 for additional information.
[17]	Includes elimination of AEPTCo Parent’s equity earnings in the State Transcos.
[18]	Includes elimination of AEPTCo Parent’s investments in the State Transcos.